Investments (Tables)	12 Months Ended
Dec. 31, 2013
Investments [Abstract]
Schedule Of Available-For-Sale Securities Investments Results
The investment results for the years ended December 31, 2013 and 2012 are as follows for available-for-sale equity securities carried at fair value:

	Amortized	Gross Unrealized Holding		Fair
December 31, 2013	Cost	Gains	Losses	Value
Available-for-sale equity securities
Cement industry	$2,940,000	$9,730,000	$—	$12,670,000
General building materials industry	3,600,000	2,970,000	—	6,570,000
Oil and gas refining and marketing industry	340,000	4,090,000	—	4,430,000
Residential construction industry	1,020,000	70,000	—	1,090,000
Total available-for-sale equity securities	$7,900,000	$16,860,000	$—	$24,760,000

Less: Deferred taxes on unrealized holding gains		6,744,000
Unrealized gains recorded in equity, net of deferred tax		$10,116,000

December 31, 2012
Available-for-sale equity securities
Cement industry	$4,190,000	$8,290,000	$—	$12,480,000
General building materials industry	3,600,000	2,150,000	—	5,750,000
Oil and gas refining and marketing industry	470,000	6,060,000	—	6,530,000
Total available-for-sale equity securities	$8,260,000	$16,500,000	$—	$24,760,000

Less: Deferred taxes on unrealized holding gains		6,600,000
Unrealized gains recorded in equity, net of deferred tax		$9,900,000

Investment-related cash flow information
Investment-related cash flow information for available-for-sale equity securities carried at fair value for December 31, 2013, 2012 and 2011 is as follows:

	2013	2012	2011
Proceeds from sale of equity securities	$5,373,412	$6,799,194	$8,287,182
Realized gain on equity securities	3,891,296	4,173,141	5,051,406
Realized losses due to other-than-temporary
impairment of equity securities	—	—	(415,287)
Payment for purchases of equity securities	1,116,664	—	—

Schedule for Change in Accounting Principle
The following financial statement line items for fiscal years 2011, 2012 and 2013 were affected by the change in accounting principle from cost method to equity method of accounting for the investment in GFI:

	As Adjusted	As Previously Reported
As of December 31, 2012:
Investments	$25,298,086	$27,380,650
Investments in affiliates	2,626,200	—
Retained earnings	97,758,013	97,214,376
Total stockholders' equity	102,902,450	102,358,813
As of December 31, 2011
Retained earnings	98,320,771	97,751,202
Total stockholders' equity	98,642,947	98,073,378
As of January 1, 2011
Retained earnings (adjusted for prior periods beginning 2001)	102,802,198	102,270,564

Year ended December 31, 2012:
Dividend income	65,555	71,177
Equity in affiliate losses, net of tax	(20,310)	—
Net income	3,129,785	3,155,717
Net income per share	0.78	0.79
Year ended December 31, 2011:
Equity in affiliate earnings, net of tax	37,935	—
Net income	1,590,243	1,552,308
Net income per share	0.39	0.38
Pertinent information about the Company's investment in GFI is as follows:

	2013	2012	2011
Carrying value	$3,428,633	$2,626,200
Ownership percentage	19.34%	14.92%
Cash dividends received	$5,623	$5,623
Undistributed earnings	837,519	710,074
Difference between carrying amount and the underlying equity in net assets*	172,654	275,256
Equity in earnings	127,446	(20,310)	$37,935

* The difference between carrying amount and the underlying equity in net assets is in a memo account allocated to goodwill.